Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
John M. Hickey	C.W.N. Thompson, Jr.
Megan Hadley Koehler

January 28, 2021

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File No. 811-05201
Post-Effective Amendment (“PEA”) No. 157

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted electronically herewith on behalf of the Trust is PEA No. 157 to the Trust’s currently effective registration statement on Form N-1A relating to the Thornburg Capital Management Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purpose of this filing is to update certain disclosures in the Fund’s prospectus and statement of additional information.

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901